Financial instruments - Summary of Expected Future Payments for Liabilities (Detail) - Liquidity Risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 418,577	$ 78,987
01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	3,953	7,737
61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	1,506	16,713
121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	252,283	276
181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	15,756	12,410
Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	145,079	41,851
Suppliers
Disclosure of financial liabilities [line items]
Financial liabilities	3,256	7,372
Suppliers | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	3,256	7,372
Suppliers | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Placement Agents Fees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		50
Placement Agents Fees [Member] | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities		50
Placement Agents Fees [Member] | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Placement Agents Fees [Member] | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Placement Agents Fees [Member] | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Placement Agents Fees [Member] | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Investment fund participating shares
Disclosure of financial liabilities [line items]
Financial liabilities	262	796
Investment fund participating shares | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Investment fund participating shares | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Investment fund participating shares | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Investment fund participating shares | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Investment fund participating shares | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	262	796
Leases
Disclosure of financial liabilities [line items]
Financial liabilities	20,756	9,312
Leases | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	655	315
Leases | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	548	276
Leases | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	591	276
Leases | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	1,884	828
Leases | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	17,078	7,617
Carried interest allocation
Disclosure of financial liabilities [line items]
Financial liabilities	12,450	11,582
Carried interest allocation | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Carried interest allocation | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Carried interest allocation | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	10,370	0
Carried interest allocation | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	2,080	11,582
Carried interest allocation | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Consideration payable on acquisition
Disclosure of financial liabilities [line items]
Financial liabilities	13,708	16,437
Consideration payable on acquisition | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Consideration payable on acquisition | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	958	16,437
Consideration payable on acquisition | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Consideration payable on acquisition | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	11,792	0
Consideration payable on acquisition | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	958	0
Contingent consideration payable on acquisition
Disclosure of financial liabilities [line items]
Financial liabilities	26,475	33,438
Contingent consideration payable on acquisition | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	26,475	$ 33,438
Commitment subject to possible redemption
Disclosure of financial liabilities [line items]
Financial liabilities	240,311
Commitment subject to possible redemption | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities
Commitment subject to possible redemption | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Commitment subject to possible redemption | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	240,311
Commitment subject to possible redemption | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Commitment subject to possible redemption | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option
Disclosure of financial liabilities [line items]
Financial liabilities	100,306
Gross obligation under put option | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities
Gross obligation under put option | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	100,306
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	1,053
Derivative financial instruments | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	42
Derivative financial instruments | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Derivative financial instruments | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	1,011
Derivative financial instruments | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0
Derivative financial instruments | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0